Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income Taxes
17.	Income taxes

The subsidiaries of the Group in México and abroad are individually subject to the payment of income taxes. These taxes are not determined based on the consolidates figures of the Group, but are calculated individually at the level of each company declaration and each of these presents its taxes separately.

According to the specific requirements of each country, the statutory rates for 2023, 2022 and 2021 years, were 30% for México, 25% for Guatemala and 21% for United States, and will continue as such in future years.

Income tax recognized in profit or loss for the years of 2023, 2022 and 2021 was comprised of the following:

	2023		2022	2021

Current tax	Ps.	645,521	533,522	791,856
Deferred tax (benefit) expense		(261,137)	(16,602)	22,700

	Ps.	384,384	516,920	814,556

The subsidiary in Guatemala generated an ISR of Ps.55 in 2023, a loss in 2022 and ISR of Ps.636 in 2021, while the subsidiaries in the United State had losses in 2023 and 2022.

Income tax expense recognized at the effective ISR rate differs from income tax expense at the statutory tax rate. Reconciliation of income tax expense recognized from statutory to effective ISR rate is as follows:

	2023		2022	2021

Profit before income tax	Ps.	1,431,122	1,386,884	2,562,495
Tax rate		30%	30%	30%
Income tax expense calculated at 30% statutory tax rate		429,337	416,065	768,749

Inflation effects, net		17,730	3,536	25,039
Non-deductible expenses (1)		65,978	148,569	5,790
Share-based payments		1,403	1,780	1,744
Other items, net		(94,604)	(53,030)	13,234
	Ps.	384,384	516,920	814,556
		27%	37%	32%

(1)	Includes (i) certain payroll expenses which are partially deductible as grocery vouchers, help for transportation, life and major medical expenses insurance, among others; and (ii) certain cost of sales expenses as samples and obsolescence items.

Realization of deferred tax assets depends on the future generation of taxable income during the period in which the temporary differences will be deductible. Management considers the reversal of deferred tax liabilities and projections of future taxable income to make its assessment on the realization of deferred tax assets. Based on the results obtained in previous years and in future profit and tax projections, management has concluded that it is probable the deferred tax assets will be realized.

Composition of the deferred tax asset (liabilities) as well as the reconciliation of changes in deferred taxes balances as of December 31, 2023, 2022 and 2021 are presented below:

Temporary differences	As of January 1, 2021		Accounting effects from changing reporting period	Recognized in profit or loss	As of December 31, 2021

Deferred tax assets:
Expected credit loss	Ps.	8,319	11,309	12,799	32,427
Accruals and provisions		69,681	-	(31,723)	37,958
Derivative financial instruments		35,886	-	(35,886)	-
Property, plant and equipment		-	-	5,538	5,538
Leases		7,313	-	(1,949)	5,364

Deferred tax liabilities:
Intangible assets		(83,900)	-	1,920	(81,980)
Inventories		(34,234)	(5,337)	30,483	(9,088)
Derivative financial instruments		-	-	(7,380)	(7,380)
Property, plant and equipment		(10,888)	-	10,888	-
Right-of-use assets		(7,465)	-	2,250	(5,215)
Other assets and prepaid expenses		(6,959)	-	(9,640)	(16,599)

Net deferred tax liability	Ps.	(22,247)	5,972	(22,700)	(38,975)

Temporary differences	As of December 31, 2021		Liability assumed for subsidiaries’ acquisition	Recognized in profit or loss	As of December 31, 2022

Deferred tax assets:
Expected credit loss	Ps.	32,427	-	(3,085)	29,342
Accruals and provisions		37,958	256,433	99,850	394,241
Prepaid expenses		-	4,752	351	5,103
Property, plant and equipment		5,538	-	(5,538)	-
Leases		5,364	-	83,103	88,467

Deferred tax liabilities:
Intangible assets		(81,980)	(418,327)	1,920	(498,387)
Inventories		(9,088)	-	(18,656)	(27,744)
Derivative financial instruments		(7,380)	4,936	(1,471)	(3,915)
Property, plant and equipment		-	(350,521)	(38,200)	(388,721)
Right-of-use assets		(5,215)	-	(83,397)	(88,612)
Other assets and prepaid expenses		(16,599)	10,700	(18,275)	(24,174)

Net deferred tax liability	Ps.	(38,975)	(492,027)	16,602	(514,400)

Temporary differences	As of December 31, 2022		Recognized in profit or loss	As of December 31, 2023

Deferred tax assets:
Expected credit loss	Ps.	29,342	70,801	100,143
Accruals and provisions		394,241	(92,620)	301,621
Costumers’ prepayments		87	1	88
Non-deductible interest		-	120,236	120,236
Leases		88,467	27,137	115,604

Deferred tax liabilities:
Intangible assets		(498,387)	1,920	(496,467)
Inventories		(27,744)	10,040	(17,704)
Derivative financial instruments		(3,915)	(6,442)	(10,357)
Property, plant and equipment		(388,721)	145,561	(243,160)
Right-of-use assets		(88,612)	(18,999)	(107,611)
Suppliers’ prepayments		5,016	(12,260)	(7,244)
Other assets and prepaid expenses		(24,174)	9,424	(14,750)

Net deferred tax liability	Ps.	(514,400)	254,799	(259,601)

Unrecognized deferred tax assets:

Derived from the acquisition of JAFRA, the Group did not recognize deferred tax assets in the consolidated statement of financial position with respect to the following tax loss carryforwards of the subsidiaries:

As of December 31, 2023
Originated loss’ year	Life year		Jafra Cosmetics International, S.A. de C.V.	Jafrafin, S.A. de C.V.

2019	2029	Ps.	8,210	-
2020	2030		3,547	-
2021	2031		-	2,793
2022	2032		9,102	5,722
		Ps.	20,859	8,515

As of December 31, 2022
Originated loss’ year	Life year		Jafra Cosmetics International, S.A. de C.V.	Jafrafin, S.A. de C.V.

2019	2029	Ps.	27,861	-
2020	2030		3,376	-
2021	2031		-	2,659
		Ps.	31,237	2,659

The Group does not recognize taxes for deferred assets with respect to tax loss carryforwards to be amortized, on which it is not probable that future taxable profits will be generated against which the Group can use tax loss carryforwards.

As of December 31, 2021, the Group had no tax loss carryforwards.

As of December 31, 2023, 2022 and 2021, the tax balances to be recovered mainly consist of favor balances of ISR pending application.

Temporary differences related to investments in subsidiaries for which deferred income tax liabilities have not been recognized:

The Company has undistributed profits for the years 2023 and 2022 of Ps.241,977 and Ps.231,203 which generate unrecognized deferred income tax liabilities of Ps.72,593 and Ps.69,361, respectively, since the Company is able to control the timing of distributions to its subsidiaries and is not expected to distribute these benefits in the foreseeable future. For the year 2021, the Group did not have any undistributed profits from subsidiaries that were subject to any tax payable by the beneficiary.